Related party transactions and balances	12 Months Ended
Dec. 31, 2017
Related party transactions and balances [Abstract]
Related party transactions and balances
20. Related party transactions and balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Ctrip”)	one board director of the Group
JD.com, Inc. (“JD”)	one board director of the Group
HNA Tourism Holdings Group Co., Ltd. (“HNA”)	two board directors of the Group
Black Fish Financial Group Ltd. (“Black Fish”)	founded by one of the principal shareholders of the Group, who is also the Group’s director.

a)	Transactions with related parties:

Ctrip purchased 5,000,000 Class A ordinary shares in a private placement concurrent with the Company’s initial public offering, an additional 3,731,034 Class A ordinary shares for a total of US$15 million through a private placement transaction in December 2014 as well as an additional 3,750,000 Class A ordinary shares for a total of US$20 million through a private placement transaction in May 2015.

The Group sells packaged tours through Ctrip’s online platform and the commission fees to Ctrip were insignificant. Revenue from Ctrip consist of, commission fees for the booking of hotel rooms and air tickets through the Group’s online platform and packaged tours sold to Ctrip, amounted of RMB3.5 million, RMB54.8 million and RMB61.5 million (US$9.5 million) for the years ended December 31, 2015, 2016 and 2017, respectively.

On May 8, 2015, the Company issued 65,625,000 Class A ordinary shares to Fabulous Jade Global Limited, a subsidiary of JD, for cash consideration of RMB1,528.2 million (US$250 million) and RMB660.2 million in business resource contributed by JD, which include the exclusive rights to operate the leisure travel channel for both JD’s website and mobile application, JD's preferred partnership for hotel and air ticket reservation service, internet traffic support and marketing support for the leisure travel channel for a period of five years starting from August 2015.

On January 21, 2016, the Company issued 90,909,091 Class A ordinary shares to HNA Tourism Holdings Group Co., Ltd., for total consideration of RMB3,279 million (US$500 million).

HNA agreed to provide the Group with access to its premium airlines and hotels resources at a preferential rate, under fair competition market rules, and the Group undertook to acquire no less than US$100 million products and services sourced from HNA over the next two years. The Group purchased RMB250.5million, RMB394.7 million (US$60.7 million) air tickets from HNA for the year ended December 31, 2016 and 2017, respectively.

In 2017, the Group disposed several subsidiaries to Black Fish with nominal consideration. As of the disposal date, these subsidiaries were in deficit positions and disposal gain was insignificant in the Group’s consolidated statement of comprehensive income.

Black Fish entered into cooperation agreements with the Group in 2017 for provision of services in relation to the Group’s online lending services. The amount of service fees charged by Black Fish was RMB155.9 million (US$24.0 million) for the year ended December 31, 2017. Black Fish also purchased loan receivable assets related to the lending business from the Group at the consideration of RMB140.0 million as the Group terminated these cooperation agreements and stopped granting loans to individuals in 2017.

b)	Balances with related parties:

	As of December 31,
	2016	2017
	RMB	RMB	US$ (Note 2(d))
Current:
Amounts due from Ctrip	30,668	16,128	2,479
Amounts due from JD	3,374	10,942	1,682
Amounts due from HNA	356,288	143,084	21,992
Amounts due from Black Fish	—	1,177	180
Total	390,330	171,331	26,333

Non-current:
Amounts due from HNA	64,902	—	—

Current:
Amounts due to Ctrip	32,526	86,923	13,360